Goodwill and Other Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Goodwill and Intangible Assets Disclosure [Line Items]
Total amortization of intangible assets	¥ 4,595	¥ 2,664	¥ 2,605
Total indefinite lived intangible assets	7,208	1,755
Goodwill impairment loss		2,045
Proprietary technology
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period (in years)	12 years
Customer relationships
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period (in years)	18 years
Software
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization period (in years)	6 years
Other Businesses | Nidec Sankyo
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment loss		1,359
Compact Digital Camera Lens Unit Business | Nidec Copal
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment loss		¥ 686